Segment and Geographic Information (Tables)	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Profit Or Loss And Assets For Reportable Segment
The following table presents information about profit or loss and assets for each reportable segment:

	For the fiscal years ended December 31,
	2017	2016	2015
Revenues:
Brazil	$1,496,573	$1,333,237	$1,361,989
Caribbean division	474,822	409,671	398,144
NOLAD	386,874	363,965	367,364
SLAD	961,256	821,757	925,243
Total revenues	$3,319,525	$2,928,630	$3,052,740

Adjusted EBITDA:
Brazil	$218,172	$168,076	$174,102
Caribbean division	40,844	18,049	2,059
NOLAD	33,717	36,288	31,424
SLAD	87,083	76,327	100,718
Total reportable segments	379,816	298,740	308,303
Corporate and others (i)	(74,879)	(60,295)	(78,132)
Total adjusted EBITDA	$304,937	$238,445	$230,171

	For the fiscal years ended December 31,
	2017	2016	2015
Adjusted EBITDA reconciliation:

Total Adjusted EBITDA	$304,937	$238,445	$230,171

(Less) Plus items excluded from computation that affect operating income:
Depreciation and amortization	(99,382)	(92,969)	(110,715)
Gains from sale or insurance recovery of property and equipment	95,081	57,244	12,308
Write-offs and related contingencies of property and equipment	(8,528)	(5,776)	(6,038)
Impairment of long-lived assets	(17,564)	(7,697)	(12,343)
Impairment of goodwill	(200)	(5,045)	(679)
Stock-based compensation related to the special awards in connection with the initial public offering under the 2011 Plan	—	—	(210)
Reorganization and optimization plan expenses	—	(5,341)	(18,346)
ADBV Long-Term Incentive Plan incremental compensation from modification	(1,409)	(281)	(741)
Operating income	272,935	178,580	93,407
(Less) Plus:
Net interest expense	(68,357)	(66,880)	(64,407)
Loss from derivative instruments	(7,065)	(3,065)	(2,894)
Foreign currency exchange results	(14,265)	32,354	(54,032)
Other non-operating expenses, net	(435)	(2,360)	(627)
Income tax expense	(53,314)	(59,641)	(22,816)
Net income attributable to non-controlling interests	(333)	(178)	(264)
Net income (loss) attributable to Arcos Dorados Holdings Inc.	$129,166	$78,810	$(51,633)

	For the fiscal years ended December 31,
	2017	2016	2015
Depreciation and amortization:
Brazil	$52,442	$43,733	$48,849
Caribbean division	25,210	27,376	30,998
NOLAD	20,635	21,975	25,733
SLAD	15,292	14,477	19,340
Total reportable segments	113,579	107,561	124,920
Corporate and others (i)	5,978	5,478	8,068
Purchase price allocation (ii)	(20,175)	(20,070)	(22,273)
Total depreciation and amortization	$99,382	$92,969	$110,715

Property and equipment expenditures:
Brazil	$91,769	$42,657	$40,482
Caribbean division	16,759	14,387	11,756
NOLAD	17,565	10,117	14,623
SLAD	48,621	24,967	23,623
Others	52	154	480
Total property and equipment expenditures	$174,766	$92,282	$90,964

	As of December 31,
	2017	2016
Total assets:
Brazil	$786,897	$726,250
Caribbean division	416,541	355,568
NOLAD	271,558	247,546
SLAD	297,581	246,344
Total reportable segments	1,772,577	1,575,708
Corporate and others (i)	172,400	82,822
Purchase price allocation (ii)	(141,234)	(153,477)
Total assets	$1,803,743	$1,505,053

(i)
Primarily relates to corporate general and administrative expenses, corporate supply chain operations in Uruguay, and related assets. Corporate general and administrative expenses consist of corporate office support costs in areas such as facilities, finance, human resources, information technology, legal, marketing, restaurant operations, supply chain and training. As of December 31, 2017 and 2016, corporate assets primarily include corporate cash and cash equivalents.

(ii)	Relates to the purchase price allocation adjustment made at corporate level, which reduces the total assets and the corresponding depreciation and amortization